Related Party Transactions, Promissory Note, Related Party Loans and Administrative Support Agreement (Detail) - USD ($)			3 Months Ended	4 Months Ended	7 Months Ended
	Jun. 08, 2020	Mar. 02, 2020	Sep. 30, 2020	Jun. 09, 2020	Sep. 30, 2020
Related Party Loans [Abstract]
Proceeds from related party debt				$ 250,000	$ 250,000
Repayment of debt to related party				250,000	250,000
Administrative Support Agreement [Abstract]
General and administrative expenses			$ 2,974,634	57,107	3,194,739
Sponsor [Member] | Promissory Note [Member]
Related Party Loans [Abstract]
Related party transaction		$ 300,000
Proceeds from related party debt		$ 250,000		250,000	250,000
Repayment of debt to related party	$ 250,000
Sponsor [Member] | Administrative Support Agreement [Member]
Administrative Support Agreement [Abstract]
Monthly fee				10,000	10,000
General and administrative expenses			30,000		39,000
Sponsor [Member] | Forward Purchase Arrangement [Member]
Forward Purchase Arrangement [Abstract]
Interest to purchase ordinary shares			$ 20	25.0	20
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Conversion value				$ 1,500,000	$ 1,500,000
Conversion price (in dollars per share)			$ 1.50	$ 1.50	$ 1.50